FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

	December 31, 2011
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Treasury and government agency money market funds	$321,314	$—	$—	$321,314
Commercial paper	—	237,942	—	237,942
Time deposits	—	4,750	—	4,750
Marketable securities:
Corporate debt securities	—	48,705	—	48,705
States of the U.S. and state political subdivisions	—	112,323	—	112,323
Equity security	4,667	—	—	4,667
Long-term investments:
Auction rate security	—	—	5,870	5,870
Marketable equity securities	74,691	—	—	74,691

Total	$400,672	$403,720	$5,870	$810,262

Liabilities:
Contingent consideration arrangement	$—	$—	$(10,000)	$(10,000)

Schedule of changes in assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	For the Year Ended
	December 31, 2011		December 31, 2010
	Auction Rate Securities	Contingent Consideration Arrangement	Auction Rate Securities
	(In thousands)
Balance at January 1	$13,100	$—	$12,635
Total net (losses) gains (realized and unrealized):
Included in other comprehensive income	(2,230)	—	465
Fair value at date of acquisition	—	(40,000)	—
Settlements	(5,000)	30,000	—

Balance at December 31	$5,870	$(10,000)	$13,100